Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2022
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]	[1] Trading income includes gains and losses from derivatives not qualifying for hedge accounting. [2] Prior year’s comparatives aligned to presentation in the current year.